Provision for judicial liabilities (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of other provisions [abstract]
Disclosure of provisions

					09/30/2026
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the period	339,763	296,358	185,411	2,095,357	2,916,889
Payments	(4,002)	(32,390)	(18,942)		(55,334)
Provisions/(Reversals), net	(5,818)	39,726	32,860	(70,331)	(3,563)
Monetary and exchange rate variation, net	18,792	16,228	17,795		52,815
Provision balance	348,735	319,922	217,124	2,025,026	2,910,807
Judicial deposits (3)	(32,912)	(60,622)	(63,525)		(157,059)
Provision balance at the end of the period	315,823	259,300	153,599	2,025,026	2,753,748
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$1,898,989 and civil lawsuits in the amount of R$126,037, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.
(3)The amounts presented refer exclusively to judicial deposits for which there is a legally enforceable right of offset.

					12/31/2025
	Tax and social security	Labor	Civil, environment and real estate	Contingent liabilities assumed (1) (2)	Total
Provision balance at the beginning of the period	407,964	353,926	215,553	2,127,725	3,105,168
Payments	(71,692)	(113,840)	(9,176)		(194,708)
Provisions/(Reversals), net	(36,578)	28,281	(41,457)	(32,368)	(82,122)
Monetary and exchange rate variation, net	40,069	27,991	20,491		88,551
Provision balance	339,763	296,358	185,411	2,095,357	2,916,889
Judicial deposits (3)	(31,579)	(62,334)	(21,238)		(115,151)
Provision balance at the end of the period	308,184	234,024	164,173	2,095,357	2,801,738
(1)Amounts arising from tax-related lawsuits with a possible or remote probability of loss in the amount of R$1,962,549 and civil lawsuits in the amount of R$132,808, measured and recorded at the estimated fair value resulting from the business combination with Fibria.
(2)Reversal due to a change in likelihood, cancellation and/or due to settlement.
(3)The amounts presented refer exclusively to judicial deposits that have a legal right of offset.

Disclosure of contingent liabilities
The Company is involved in tax, civil and labor lawsuits, whose losses have been assessed as possible by Management, supported by legal counsel, and therefore no provision was recorded:

	09/30/2026	12/31/2025
Taxes and social security (1) - Income taxes (2)(3)	10,338,403	4,559,801
Taxes and social security (1) - Other taxes and contributions (4)	7,257,343	5,857,933
Labor	220,448	189,506
Civil and environmental (1)	1,143,009	1,023,689
	18,959,203	11,630,929
(1)The amounts above do not include the fair value adjustments allocated to possible loss risk contingencies representing R$2,009,759 (R$2,076,296 as of December 31, 2025), which were recorded at fair value resulting from business combinations with Fibria, as presented in Note 24.1.1 above.
(2)In April 2026, the Company received a Notice of Assessment related to the taxation of profits earned by its subsidiary in Austria, with an estimated exposure of R$5,255,629 as of September 30, 2026. In the Company's opinion, supported by the opinions of its external legal advisors, the likelihood of loss is assessed as possible.
(3)The Company is involved in administrative and judicial disputes with the tax authorities related to tax positions adopted in the determination of corporate income tax and social contribution on net income (IRPJ/CSLL). Based on the current assessment, these positions are expected to be upheld in final rulings by higher courts. A summary of these matters under dispute and their potential effects is presented in Note 16.5.
(4)Based on the assessment of Company's legal advisors and considering the procedural developments, the loss prognosis of certain administrative proceedings related to PIS and COFINS tax credits, in the approximate amount of R$1,124,383, which were reclassified as possible loss, with no final decision regarding the merits of the disputes.